CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents, including interest bearing accounts of $1,654,197 (2013) and $2,964,136 (2012)	$ 1,725,318	$ 3,027,587
Restricted cash, including interest bearing accounts of $406,788 (2012) and $414,807 (2011)	420,884	695,388
Net investment in finance and sales-type leases	159,968	93,936
Flight equipment	46,518,056	48,419,478
Less accumulated depreciation	13,835,770	13,951,169
Flight equipment under operating leases, net	32,682,286	34,468,309
Flight equipment held for sale	205,716	9,171
Deposits on flight equipment purchases	643,515	470,200
Lease receivables and other assets	854,305	776,731
Deferred debt issue costs, less accumulated amortization of $289,168 (2013) and $310,371 (2012)	276,652	269,335
Total assets	36,968,644	39,810,357
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	598,151	566,219
Current income taxes and other tax liabilities	261,828	269,846
Secured debt financing, net of deferred debt discount of $15,125 (2012) and $17,452 (2011)	8,281,477	9,489,247
Unsecured debt financing, net of deferred debt discount of $37,207 (2012) and $39,128 (2011)	12,991,826	13,853,540
Subordinated debt	1,000,000	1,000,000
Derivative liabilities	10,379	20,933
Security deposits, deferred overhaul rental and other customer deposits	2,656,279	2,524,981
Deferred income taxes	3,815,200	4,142,723
Commitments and Contingencies - Note L
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582
Paid-in capital	1,266,288	1,262,551
Accumulated other comprehensive loss	(5,967)	(12,491)
Retained earnings	4,939,601	5,539,226
Total shareholders' equity	7,353,504	7,942,868
Total liabilities and shareholders' equity	$ 36,968,644	$ 39,810,357